Others	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Provisions [Abstract]
Others
12.	OTHERS
(1)	Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to improve the Group’s capital structure, the Group may issue new shares or sell assets to reduce debt ratio. The Group monitors capital on the basis of the gearing ratio. This ratio is calculated as total debt divided by total capital.

As of December 31, 2017 and 2018, the Group’s gearing ratios are as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Total debt	$275,255	$748,725	$24,460
Total capital	$561,990	$640,451	$20,923
Debt ratio	48.98%	116.91%	116.91%

(2)	Financial instruments
A.	Financial instruments by category

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Financial assets
Financial assets at amortized cost/ loans and receivables
Cash and cash equivalents	$951,713	$807,484	$26,380
Current financial assets at amortized cost	—	307,150	10,034
Accounts receivables, net	8,622	9,343	305
Other receivables	19,726	5,811	190
Refundable deposits	27,188	18,930	618
	$1,007,249	$1,148,718	$37,527
Financial liabilities
Financial liabilities at amortized cost
Short-term borrowings	$46,000	$46,000	$1,503
Other payables	93,541	206,268	6,739
Financial lease liabilities (including current portion)	52,000	48,000	1,568
Long-term borrowings (including current portion)	70,050	434,757	14,203
	$261,591	$735,025	$24,013

B.	Financial risk management policies
(a)

The Group’s activities expose it to a variety of financial risks: market risk, credit risk, liquidity risk and cash flow interest rate risk. The Group adopts overall risk management program and control system to identify all financial risks and seeks to control and balance potential adverse effects from those aforesaid financial risks.

(b)

The goal of market risk management is to appropriately consider the impacts of economic environment, competition and market value risk, in order to achieve the best risk position, to maintain appropriate liquidity position and to centrally manage all market risks.

(c)	To meet its risk management objectives, the Group’s procedures of hedge focus on market risk and cash flow interest rate risk.
C.	Significant financial risks and degree of financial risks
(a)	Market risk
i.	Foreign exchange risk
(i)

The Group’s businesses involve some non-functional currency operations (the Company’s functional currency: NTD; the subsidiaries’ functional currencies: USD, EUR, HKD, RMB, AUD and JPY). The information on assets and liabilities denominated in foreign currencies whose values would be materially affected by the exchange rate fluctuations is as follows:

		December 31, 2017
(Foreign currency: functional currency)		Foreign currency amount	Exchange Rate	Book value
		$000		NT$000
Financial assets Monetary items
USD : NTD	US	$575	29.76	$17,112
Non-monetary items
USD : NTD	US	$1,437	29.76	42,762
AUD : NTD	AUD	$1,084	23.71	25,135
Financial liabilities Monetary items
USD : NTD	US	$741	29.76	22,052
AUD : NTD	AUD	$1,466	23.71	34,752

		December 31, 2018
(Foreign currency: functional currency)		Foreign currency amount	Exchange Rate	Book value	Book value
		$000		NT$000	US$000
Financial assets Monetary items
USD : NTD	US	$29,333	30.715	$919,392	$30,036
Non-monetary items
USD : NTD	US	$1,529	30.715	46,963	1,534
AUD : NTD	AUD	$1,754	21.665	38,000	1,241
Financial liabilities Monetary items
USD : NTD	US	$17,886	30.715	549,368	17,947
AUD : NTD	AUD	$2,544	21.665	55,116	1,801

(ii)	Analysis of foreign currency market risk arising from significant foreign exchange variation:

	Year ended December 31, 2017
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on other comprehensive income
		NT$000	NT$000
Financial assets Monetary items
USD : NTD	1%	$171	$—
Non-monetary items
USD : NTD	1%	—	428
AUD:NTD	1%	—	251
Financial liabilities Monetary items
USD : NTD	1%	221	—
AUD:NTD	1%	348	—

	Year ended December 31, 2018
	Sensitivity analysis
(Foreign currency: functional currency)	Extent of variation	Effect on profit or loss	Effect on profit or loss	Effect on other comprehensive income	Effect on other comprehensive income
		NT$000	US$000	NT$000	US$000
Financial assets Monetary items
USD : NTD	1%	$9,194	$300	$—	$—
Non-monetary items
USD : NTD	1%	—	—	470	15
AUD : NTD	1%	—	—	380	12
Financial liabilities Monetary items
USD : NTD	1%	5,494	179	—	—
AUD : NTD	1%	551	18	—	—

(iii)

The unrealized exchange gain (loss) arising from significant foreign exchange variation on the monetary items held by the Group for the years ended December 31, 2016, 2017, and 2018 are (NT$461) thousand, NT$329 thousand and NT$24 thousand (US$1 thousand), respectively.

ii.	Cash flow and fair value Interest rate risk

The Group’s interest rate risk arises from short-term and long-term borrowings. Borrowings issued at floating interest rates expose the Group to cash flow interest rate risk. During the years ended December 31, 2016, 2017 and 2018, the Group’s borrowings at floating interest rate were denominated in the NT dollars.

At December 31, 2017 and 2018, if interest rates had been 0.2% higher/lower with all other conditions held constant, net loss for the years ended December 31, 2017 and 2018 would have been NT$232 thousand and NT$653 thousand (US$21 thousand) higher/lower, respectively. The main factor is that the floating-rate borrowings resulted in changes in interest expense.

(b)	Credit risk
i.

Credit risk refers to the risk of financial loss to the Group arising from cash and deposits with banks and financial institutions, as well as default by the customers on the contract obligations. The main factor is that counterparties could not repay in full the accounts receivable based on the agreed terms

ii.

The Group manages their credit risk taking into consideration the entire Group’s concern. For banks and financial institutions, only financial institutions with a good credit rating are accepted. According to the Group’s credit policy, each entity in the Group is responsible for managing and analyzing the credit risk for each of their new customers before entering into license contracts. Internal risk control assesses the credit quality of the customers, taking into account their financial positions, past experience and other factors.

iii.	The default occurs when the contract payments are past due based on the agreed terms.
iv.

The Group classifies customers’ accounts receivable in accordance with credit rating of customers. The Group applies the simplified approach to estimate expected credit loss under the provision matrix basis.

v.

The Group wrote off the financial assets, which cannot be reasonably expected to be recovered, after initiating recourse procedures. However, the Group will continue executing the recourse procedures to secure their rights.

vi.

The Group assesses the expected credit losses based on the payment terms stipulated in the contracts with the customers. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The historical loss rates are adjusted to reflect current and forward-looking information on factors affecting the ability of the customers to settle the receivables. Except for loss allowance of NT$18,132 thousand (US$592 5housand) established based on the delay payment of the balances due from one customer, the Group has not identified impairments on the trade receivables. The Group has therefore concluded that the expected loss rates for the trade receivables and contract assets is very low, and the loss allowance for the trade receivables and contract assets recognized is immaterial as of December 31, 2018.

Movements in relation to the group applying the simplified approach to provide loss allowance for accounts receivable and contract assets are as follows:

	2018
	Accounts receivable		Contact assets
	NT$000	US$000	NT$000	US$000
At January 1_IAS 39	$18,132	$592	$—	$—
Adjustments under new standards	—	—	—	—
At January 1_IFRS 9	18,132	592	—	—
Provision for impairment	—	—	—	—
At December 31	$18,132	$592	$—	$—

i.	Credit risk information for the years ended December 31, 2016 and 2017 is provided in Note 12(4).
(c)	Liquidity risk
i.

Cash flow forecasting is performed in the operating entities of the Group and aggregated by Group treasury. Group treasury monitors rolling forecasts of the Group’s liquidity requirements to ensure it has sufficient cash to meet operational needs.

ii.

The table below analyzes the Group’s non-derivative financial liabilities based on the remaining period at the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	December 31, 2017
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,062	$—	$—	$—	$—
Other payables	93,541	—	—	—	—
Finance lease liabilities (including current portion)	48,466	4,008	—	—	—
Long-term borrowings (including current portion)	5,137	6,493	6,430	27,901	33,019

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	NT$000	NT$000	NT$000	NT$000	NT$000
Short-term borrowings	$46,761	$—	$—	$—	$—
Other payables	206,268	—	—	—	—
Finance lease liabilities (including current portion)	24,583	24,198	—	—	—
Long-term borrowings (including current portion)	82,864	322,928	8,351	24,210	30,429

	December 31, 2018
	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 5 years	Over 5 years
	US$000	US$000	US$000	US$000	US$000
Short-term borrowings	$1,528	$—	$—	$—	$—
Other payables	6,739	—	—	—	—
Finance lease liabilities (including current portion)	803	791	—	—	—
Long-term borrowings (including current portion)	2,707	10,550	273	791	994

(3)	Fair value estimation

A.	The Group had no financial instruments measured at fair value, by valuation method, as of December 31, 2017 and 2018.

B.

The management considers that the carrying amounts of financial assets and liabilities not measured at fair value are approximate to their fair values, including cash and cash equivalents, financial assets at amortized cost, receivables, refundable deposits, short-term borrowings, long-term borrowings (including current portion), payables, and finance lease liabilities (including current portion).

(4)	Effects on initial application of IFRS 9 and information in relation to the application of IAS 39 for the years ended December 31, 2016 and 2017

A.	The significant accounting policies of accounts receivable, other receivables, and impairment of financial assets adopted in the years ended December 31, 2016 and 2017 are as follows:

(a)	Accounts receivable and other receivables

Accounts receivable are claims resulting from the sale of goods or services. Other receivables are those arising from transactions other than the sale of goods or services. Accounts receivable and other receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment. However, short-term accounts receivable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

(b)	Impairment of financial assets

i.

The Group assesses at each balance sheet date whether there is objective evidence that a financial asset or a group of financial assets is impaired as a result of one or more events that occurred after the initial recognition of the asset (a ‘loss event’) and that loss event (or events) has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

ii.	The criteria that the Group uses to determine whether there is objective evidence of an impairment loss is as follows:

(a)	Significant financial difficulty of the issuer or debtor;
(b)	A breach of contract, such as a default or delinquency in interest or principal payments;
(c)	The Group, for economic or legal reasons relating to the borrower’s financial difficulty, granted the borrower a concession that a lender would not otherwise consider;
(d)	It becomes probable that the borrower will enter bankruptcy or other financial reorganization;
(e)

Information about significant changes with an adverse effect that have taken place in the technology, market, economic or legal environment in which the issuer operates, and indicates that the cost of the investment in the equity instrument may not be recovered.

iii.

When the Group assesses that there has been objective evidence of impairment and an impairment loss has occurred on financial assets measured at amortized cost, the amount of the impairment loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows discounted using the financial asset’s original effective interest rate, and is recognized in profit or loss. If, in a subsequent period, the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment loss was recognized, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the asset does not exceed its amortized cost that would have been at the date of reversal had the impairment loss not been recognized previously. Impairment loss is recognized and reversed by adjusting the carrying amount of the asset through the use of an impairment allowance account.

A.

The reconciliation of allowance for impairment and provision from December 31, 2017, as these are impaired under IAS 39, to January 1, 2018, as these are expected to be impaired under IFRS 9, are as follows:

	Accounts receivable
	NT$000	US$000
IAS 39	$18,132	$592
Impairment loss adjustment	—	—
IFRS 9	$18,132	$592

B.	Credit risk information for the years ended December 31, 2016 and 2017 are as follows:

(a)

Credit risk refers to the risk of financial loss to the Group arising from default by the customers on the contract obligations. According to the Group’s credit policy, each entity in the Group is responsible for managing and analysing the credit risk for each of their new customers before signing the license agreement. Internal risk control assesses the credit quality of the customers, taking into account their financial position, past experience and other factors. Credit risk arises from cash and deposits with banks and financial institutions, as well as credit exposures to corporate pharmaceutical companies, including outstanding receivables. For banks and financial institutions, only financial institutions with a good credit rating are accepted.

(b)

For the years ended December 31, 2016 and 2017, no credit limits were exceeded during the reporting periods, and management does not expect any significant losses from non-performance by these counterparties.

(c)

The Group’s accounts receivable that were neither past due nor impaired were fully performing in line with the credit standards prescribed based on counterparties’ industrial characteristics, scale of business and profitability. As of December 31, 2017, the Group’s accounts receivable that were neither past due nor impaired amounted to NT$8,622 thousand. The Group deals with counterparties with good credit reputation and has policies in place to ensure that customers have an appropriate credit history when signing the contracts.

(d)	The ageing analysis of financial assets that were past due but not impaired is as follows:

December 31, 2017
NT$000
Up to 30 days	$—
31 to 90 days	—
91 to 180 days	—
Over 181 days	—
$—

The above ageing analysis were based on past due date.

A.	Movement analysis of accounts receivable that were impaired is as follows:

(a)	As of December 31, 2017, the Group’s accounts receivable that were individually determined to be impaired amounted to NT$18,132 thousand.
(b)	Movements on the Group’s provision for impairment of accounts receivable for the year ended December 31, 2017 are as follows:

	2017
	Individually assessed for impairment	Collectively assessed for impairment	Total
	NT$000	NT$000	NT$000
At January 1	$9,067	$—	$9,067
Provision for impairment	9,065	—	9,065
At December 31	$18,132	$—	$18,132

(5)	Effects of initial application of IFRS 15 and information in relation to the application of IAS 18 for the years ended December 31, 2016 and 2017
A.	The significant accounting policies of revenue recognition for the years ended December 31, 2016 and 2017 are as follows:
(a)

Out-licensing development collaboration revenue includes up-front fees and milestone payments. Upfront fees are recognized in a reasonable and systematic approach over the development period, and is not recognized in full, if the authorization contract of the Group does not meet all of the following criteria:

i.	The amount of royalty is fixed or non-refundable.
ii.	The contract is irrevocable.
iii.	Relevant rights may be at the authorized party’s own disposition.
iv.	The party granting authority has no further obligations after passing on the rights to the authorized party.

Milestone payments are contractual payments due to the Group upon the achievement of certain additional events. The entire milestone payment due is recognized as revenue, in full, at the time the milestone set forth in the respective agreements has been achieved and the amount is reasonably assured of collection.

(b)

Royalty revenues are recognized based on the substance of contracts when the earning process is substantially completed and are realized or realizable, which is in the same period that the licensee makes a qualifying sale of licensed products.

B.	The revenue recognized by using previous accounting policies for the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
	NT$000	NT$000
Royalty revenue	$40,571	$49,635
Co-development revenue	1,103	—
	$41,674	$49,635

A.

The effects and description of current balance sheets and comprehensive income statements items if the Company continued adopting previous accounting policies as of and for the year ended December 31, 2018 are as follows:

		As of and for the year ended December 31, 2018
Items	Description	Balance by using IFRS 15	Balance by using previous accounting policies	Effects from changes in accounting policies
		NT$000	NT$000	NT$000
Contract assets	Note	$2,283	$—	$2,283
Operating revenue	Note	$10,224	$—	$10,224
Accumulated deficit	Note	$7,941	$—	$7,941

		As of and for the year ended December 31, 2018
Items	Description	Balance by using IFRS 15	Balance by using previous accounting policies	Effects from changes in accounting policies
		US$000	US$000	US$000
Contract assets	Note	$75	$—	$75
Operating revenue	Note	$334	$—	$334
Accumulated deficit	Note	$259	$—	$259

Note: The Group accounts for all the authorization and subsequent research and development services provided by the Group as one performance obligation, and recognizes revenue based on the transaction price, and the stage of completion, which is measured by the proportion of contract costs incurred for research and development services performed as of the financial reporting date to the estimated total research and development costs for the authorization collaboration and development contracts.